Share-based compensation (Details) ¥ in Thousands						12 Months Ended
	Nov. 01, 2022 $ / shares	Apr. 16, 2021 shares	Jan. 12, 2021	Jan. 11, 2021	Dec. 28, 2020 shares	Dec. 31, 2022 CNY (¥) installment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 30, 2019 shares	Feb. 28, 2019 shares	Sep. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥						¥ 166,161	¥ 223,345	¥ 929,098
Share split ratio				10
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio			1
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥						¥ 166,161	¥ 211,947	¥ 716,411
Contractual term (in years)						10 years
Share split ratio		10		10
Exercise price per share | $ / shares	$ 0
Parent Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)						4 years
Equal annual installments for vesting | installment						4
Parent Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)						7 years
Equal annual installments for vesting | installment						7
Parent Incentive Plans | Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance									22,493,577	22,493,577	22,493,577
Parent Incentive Plans | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance		224,935,770
Number of additional shares authorized		57,472,620
2021 Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance					22,493,577
Number of additional shares authorized					5,747,262